BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisitions are as follows:

Bombardier's BAT
	Business	Other	Total
Current assets, excluding cash on hand	$—	$45.4	$45.4
Current liabilities	(6.1)	(39.8)	(45.9)
Property, plant and equipment	134.6	40.6	175.2
Investment in equity accounted investee	—	21.7	21.7
Intangible assets	695.8	115.7	811.5
Deferred tax	13.1	14.1	27.2
Other non-current assets	9.3	—	9.3
Long-term debt, including current portion	(137.6)	(15.2)	(152.8)
Other non-current liabilities	(2.7)	(49.0)	(51.7)
Fair value of net assets acquired, excluding cash and cash equivalents	$706.4	$133.5	$839.9
Cash and cash equivalents acquired	—	4.6	4.6
Total purchase consideration	$706.4	$138.1	$844.5
Net short-term receivable (payable)	2.9	(4.1)	(1.2)
Settlement of pre-existing relationship	0.6	0.5	1.1
Fair value of previously held interest in equity accounted investees	—	(12.0)	(12.0)
Total cash consideration	$709.9	$122.5	$832.4
The determination of the fair value of the net assets acquired and liabilities assumed arising from the AACE acquisition are as follows:

Total
Current assets, excluding cash on hand	$16.2
Current liabilities	(21.3)
Property, plant and equipment	103.0
Investment in equity accounted investee	8.4
Intangible assets	114.9
Deferred tax	(5.3)
Non-current liabilities	(16.8)
Fair value of net assets acquired, excluding cash and cash equivalents	$199.1
Cash and cash equivalents acquired	15.1
Total purchase consideration	$214.2
Fair value of long-term contingent cash consideration payable	(10.7)
Settlement of pre-existing relationship	(0.9)
Fair value of previously held interest in AACE	(87.8)
Total cash consideration	$114.8